Related Party Balances and Transactions - Schedule of Relationships with Related Parties (Details)	12 Months Ended
Dec. 31, 2025
Mr. Shek Kin Pong [Member]
Schedule of Relationships with Related Parties [Line Items]
Relationship	Chairman and Executive Director and Controlling Shareholder of the Company